Employee Benefit Plans (Significant Unobservable Inputs) (Details) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	$ 9,003	$ 8,024
Purchases, sales, issuances and settlements, net	(3)	(10)
Estimated fair value of plan assets at December 31,	8,751	9,003
Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	2,784
Estimated fair value of plan assets at December 31,	3,057	2,784
Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	825
Estimated fair value of plan assets at December 31,	781	825
Other (1)
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	196
Estimated fair value of plan assets at December 31,	361	196
Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	951
Estimated fair value of plan assets at December 31,	775	951
Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	803
Estimated fair value of plan assets at December 31,	839	803
Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	91
Estimated fair value of plan assets at December 31,	105	91
Level 3
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	923
Estimated fair value of plan assets at December 31,	901	923
Level 3 | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	80	59
Realized gains (losses)	1	3
Unrealized gains (losses)	(4)	0
Purchases, sales, issuances and settlements, net	8	11
Transfers into and/or out of Level 3	(7)	7
Estimated fair value of plan assets at December 31,	78	80
Level 3 | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	17	11
Realized gains (losses)	0	0
Unrealized gains (losses)	(1)	0
Purchases, sales, issuances and settlements, net	2	6
Transfers into and/or out of Level 3	(1)	0
Estimated fair value of plan assets at December 31,	17	17
Level 3 | Other (1)
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	8	19
Realized gains (losses)	0	0
Unrealized gains (losses)	2	0
Purchases, sales, issuances and settlements, net	(1)	(2)
Transfers into and/or out of Level 3	(2)	(9)
Estimated fair value of plan assets at December 31,	7	8
Level 3 | Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	0	148
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	0	0
Transfers into and/or out of Level 3	0	(148)
Estimated fair value of plan assets at December 31,	0	0
Level 3 | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	745	602
Realized gains (losses)	0	(13)
Unrealized gains (losses)	55	112
Purchases, sales, issuances and settlements, net	(77)	(104)
Transfers into and/or out of Level 3	0	148
Estimated fair value of plan assets at December 31,	723	745
Level 3 | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	73	37
Realized gains (losses)	(11)	(16)
Unrealized gains (losses)	(9)	18
Purchases, sales, issuances and settlements, net	23	34
Transfers into and/or out of Level 3	0	0
Estimated fair value of plan assets at December 31,	$ 76	$ 73